Retirement Plans - Reconciliation of Benefit Obligation, Plan Assets, and Funded Status (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in plan assets:
Ending Balance	$ 329,581	$ 329,078
United States Pension Plan of US Entity, Defined Benefit [Member]
Retirement Plans
Accumulated benefit obligation	284,365	264,828
Change in projected benefit obligation:
Beginning Balance	264,828	264,828	274,497
Service cost	192	2,435	2,735
Interest cost	12,214	11,046	11,935
Benefits paid	(19,021)	(13,526)
Actuarial loss (gain)	26,152	(5,473)
Loss due to curtailment		(4,151)
Ending Balance	284,365	264,828	264,828
Change in plan assets:
Accumulated benefit obligation	284,365	264,828
Beginning Balance	314,211	314,211	265,622
Actual return on assets	13,961	62,012
Company contributions	5,302	103
Benefits paid	(19,021)	(13,526)
Ending Balance	314,453	314,211	314,211
Funded status (plan assets less projected benefit obligations)	30,088	49,383
Foreign Pension Plans [Member]
Retirement Plans
Accumulated benefit obligation	16,168	15,150
Change in projected benefit obligation:
Beginning Balance	16,027	16,028	16,220
Service cost	83	110	125
Interest cost	608	536	571
Benefits paid	(1,024)	(1,297)
Actuarial loss (gain)	1,468	295
Foreign exchange impact and other	(995)	163
Ending Balance	16,168	16,027	16,028
Change in plan assets:
Accumulated benefit obligation	16,168	15,150
Beginning Balance	14,867	14,867	13,369
Actual return on assets	(2,258)	209
Company contributions	4,478	2,307
Benefits paid	(1,024)	(1,297)
Foreign exchange impact and other	(935)	279
Ending Balance	15,128	14,867	14,867
Funded status (plan assets less projected benefit obligations)	(1,040)	(1,160)
Other Postretirement Benefit Plan [Member]
Retirement Plans
Accumulated benefit obligation	5,194	4,916
Change in projected benefit obligation:
Beginning Balance	4,916	4,916	5,666
Service cost	4	7	9
Interest cost	230	223	255
Benefits paid	(179)	(182)
Actuarial loss (gain)	223	(798)
Ending Balance	5,194	4,916	4,916
Change in plan assets:
Accumulated benefit obligation	5,194	4,916
Company contributions	179	182
Benefits paid	(179)	(182)
Funded status (plan assets less projected benefit obligations)	$ (5,194)	$ (4,916)